UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.4%)
	Apparel/Footwear Retail (3.1%)
28,344	Citi Trends Inc. (a)	$730,708
41,079	Luluemon Athletica Inc. (Canada)	518,828

		1,249,536

	Biotechnology (8.9%)
29,680	Alnylam Pharmaceuticals, Inc. (a)	604,285
19,005	Cepheid, Inc. (a)	191,951
24,332	Illumina, Inc. (a)	893,228
30,923	Techne Corp. (a)	1,863,729

		3,553,193

	Casino/Gaming (1.4%)
33,430	Lakes Entertainment, Inc. (a)	103,633
47,271	Las Vegas Sands Corp. (a)	468,456

		572,089

	Commercial Printing/Forms (1.7%)
17,608	VistaPrint Ltd. (Bermuda) (a)	674,210

	Construction Materials (4.8%)
44,873	Eagle Materials Inc.	1,103,876
24,339	Texas Industries, Inc.	828,256

		1,932,132

	Drugs ( 0.0%)
837	XenoPort Inc.	14,488

	Electric Utilities (2.6%)
83,465	Brookfield Infrastructure Partners LP (Bermuda)	1,042,478

	Electronic Production Equipment (3.4%)
57,237	Tessera Technologies, Inc. (a)	1,346,787

	Electronics/Appliances (0.7%)
23,168	Irobot Corp. (a)	289,600

	Financial Publishing/Services (4.9%)
16,324	Interactive Data Corp.	382,798
10,856	Morningstar, Inc. (a)	449,656
68,851	Riskmetrics Group Inc. (a)	1,106,436

		1,938,890

	Home Building (2.3%)
170,341	Brascan Residental Properties SA (Brazil) (a)	340,232
32,408	Gafisa S.A. (ADR) (Brazil)	586,909

		927,141

	Home Furnishings (1.0%)
9,167	Middleby Corp. (a)	411,690

	Hotels/Resorts/Cruiselines (0.9%)
13,210	Gaylord Entertainment Co. (a)	187,582
6,401	Vail Resorts, Inc. (a)	175,963

		363,545

	Information Technology Services (5.0%)
35,856	Longtop Financial Technology Ltd. (ADR)	988,191
35,076	Market Leader, Inc. (a)	63,488
20,769	MercadoLibre Inc. (a)	449,441
17,854	Opentable Inc.	508,482

		2,009,602

	Internet Retail (7.6%)
35,401	Blue Nile Inc. (a)	1,624,906
26,710	Ctrip.com International Ltd. (ADR) (Cayman Islands)	1,093,775
92	DeNA Co., Ltd. (Japan) (d)	316,246

NUMBER OF
SHARES		VALUE

		3,034,927

	Internet Software/Services (2.7%)
17,641	comScore Inc. (a)	196,697
34,515	GSI Commerce, Inc. (a)	443,863
26,507	Rediff.com India Ltd. (ADR) (India) (a)	93,305
11,629	SINA Corp. (Cayman Islands) (a)	326,891

		1,060,756

	Investment Banks/Brokers (4.9%)
7,048	Climate Exchange PLC (Britain) (a) (d)	72,922
25,499	Greenhill & Co., Inc.	1,874,177

		1,947,099

	Investment Trusts/Mutual Funds (0.3%)
1,494	Capital Southwest Corp.	106,970

	Lodging (0.9%)
205,192	Mandarin Oriental International Ltd (Bermuda)	338,567

	Miscellaneous Commercial Services (6.7%)
13,828	Corporate Executive Board Co. (The)	240,469
31,608	Costar Group, Inc. (a)	1,126,825
37,749	Forrester Research, Inc. (a)	874,644
60,241	GLG Paptners Inc.	219,880
78,216	Information Services Group, Inc. (a)	215,094

		2,676,912

	Oil & Gas Production (6.0%)
14,662	Carrizo Oil & Gas, Inc. (a)	313,034
26,365	Contango Oil & Gas, Co. (a)	1,314,823
43,915	GMX Resources Inc. (a)	775,978

		2,403,835

	Other Consumer Services (3.0%)
33,650	Ambassadors Group, Inc.	414,905
10,841	Bankrate, Inc. (a)	326,423
8,044	New Oriental Education & Technology Group, Inc. - SP (ADR) (Cayman Islands) (a)	442,098
31,414	Premier Exhibitions Inc. (a)	21,990

		1,205,416

	Other Metals/Minerals (1.8%)
22,361	Intrepid Potash Inc.	728,968

	Other Transportation (1.6%)
30,480	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	642,214

	Packaged Software (1.6%)
16,221	Blackboard Inc. (a)	467,489
13,741	Netsuite Inc.	158,846

		626,335

	Property - Casualty Insurers (2.1%)
51,327	Greenlight Capital Re, Ltd. (Cayman Islands) (a)	846,896

	Real Estate Development (0.3%)
4,347	Consolidated-Tomoka Land Co.	137,061

	Recreational Products (3.3%)
29,000	ARUZE Corp. (Japan) (d)	262,117
31,778	Marvel Entertainment, Inc. (a)	1,054,394

		1,316,511

	Restaurants (4.2%)
34,341	BJ'S Restaurants Inc. (a)	492,450
37,704	P.F. Chang's China Bistro, Inc. (a)	1,204,265

		1,696,715

	Services to the Health Industry (4.8%)
36,801	Advisory Board Co. (The) (a)	853,782
35,222	AthenaHealth Inc. (a)	1,063,000

		1,916,782

	Specialty Insurance (0.4%)
5,723	PICO Holdings, Inc. (a)	159,843

NUMBER OF
SHARES		VALUE
	Specialty Stores (0.6%)
36,822	CKX, Inc. (a)	256,648

	Specialty Telecommunications (1.3%)
65,117	Cogent Communications Group, Inc. (a)	508,563

	Wholesale Distributors (0.6%)
157,900	Integrated Distribution Services Group LTD (c) (d)	228,220

	TOTAL COMMON STOCKS
	(Cost $53,795,286)	38,164,619

	CONVERTIBLE PREFERRED STOCK (2.1%)
	Biotechnology
69,988	Ironwood Pharmaceuticals - 144A (b) (d)
	(Cost $437,425)	839,856

	NON-CONVERTIBLE PREFERRED STOCKS (1.3%)
	Finance (0.6%)
51,797	Ning Inc. Ser D (b) (d)	259,244

	Medical Specialties (0.7%)
46,575	Pacific Biosciences Ser E (d)	260,820

	TOTAL NON-CONVERTIBLE PREFERRED STOCKS
	(Cost $696,373)	520,064

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (e) (1.3%)
	Investment Company
526	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio
	-Institutional Class
	(Cost $526,147)		526,147

	TOTAL INVESTMENTS
	(Cost $55,455,231) (e)	100.1%	40,050,686
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(56,723)

	NET ASSETS	100.0%	$39,993,963

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Resale is restricted to qualified institutional investors. (Illiquid security)

(c)	Security trades on a Hong Kong exchange.

(d)	Securities with total market value equal to $2,239,425 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class,

an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-

Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-

Money Market Portfolio-Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Special Growth Fund
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective March 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$40,050,686	$37,811,261	$879,505	$1,359,920

Following is a reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

Investments in
Securities

Beginning Balance	$1,359,920
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$1,359,920

Net change in unrealized appreciation/depreciation from investments still held as of May 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Growth Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
July 21, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
July 21, 2009

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